Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Non-Controlling Interests [Abstract]
Schedule of subsidiaries related to non-controlling interests
The Group’s NCI relates to the following subsidiaries

Figures in million – SA rand	Note	2022	2021 Restated[2]	2020 Restated[2]
NCI of DRDGOLD	27.1	2,283	1,939	1,768
NCI of Keliber	27.1	616	—	—
NCI of Platinum Mile		—	—	37
NCI of Group Technical Security Management		6	5	5
NCI of Marikana[1]	27.1	(2)	8	970
Total NCI		2,903	1,952	2,780
[1] Included in Marikana’s NCI is NCI of WPL amounting to Rnil (2021: Rnil, 2020: R690 million). See below
[2] See note 1.5

Schedule of summarised financial information of subsidiary groups

Figures in million – SA rand	2022	2021	2020
DRDGOLD Limited
Revenue	5,274	4,790	5,051
Profit for the year	1,157	987	1,255
Total comprehensive income	1,156	907	1,485
Profit attributable to NCI	573	487	619
Net increase in cash and cash equivalents	153	70	1,626
Dividends paid	255	338	359
Non-current assets	4,303	3,741	3,620
Current Assets	2,985	2,821	2,671
Non-current liabilities	(1,183)	(1,120)	(1,055)
Current liabilities	(552)	(553)	(593)
Net assets	5,553	4,889	4,643

Schedule of non controlling interest effect on accumulated profits
The table below illustrates the impact of the attribution of the NCI on accumulated profit of the Group as a result of the subsequent transactions with Keliber shareholders:

Figures in million – SA rand	Dec 2022

Pre-emptive Offer
Cash consideration paid to Keliber for share subscription[1]	(2,476)
Cash attributed to NCI[2]	1,238
Reattribution of equity[3]	349
Adjustment to accumulated profit	(889)

Voluntary Offer
Cash consideration paid to NCI shareholders	(3,363)
Reattribution of equity[3]	1,530
Adjustment to accumulated profit	(1,833)

The net effect on accumulated profit attributable to the owners of Sibanye-Stillwater is summarised as follows:
Accumulated profit impact — Pre-emptive Offer	(889)
Accumulated profit impact — Voluntary Offer	(1,833)
Net effect due to foreign currency translation, share subscription costs and put options[4]	(106)
Total effect on accumulated profit as a result of the subsequent NCI transactions[5]	(2,828)
[1] The cash consideration paid for the Pre-emptive Offer is consolidated in the Group. The full reattribution is recognised in equity and is a non-cash transaction for the Group
[2] Since the NCI shares in a proportionate interest of the net assets of Keliber, the cash consideration paid for the Pre-emptive Offer is proportionally allocated to the NCI
[3] This is the reattribution of the net asset value of Keliber as a result of the change in shareholding
[4] The put options relate to rights held by shareholders holding approximately 1% in the share capital of Keliber to sell their shareholding to the Group at fair value less 10%
[5] The Group's effective shareholding in Keliber following the Pre-emptive Offer, Voluntary Offer and impact of the put options was 85.90% at 31 December 2022